ORGANIZATION AND BASIS OF PRESENTATION. (Details 1) - Purchases [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplier A [Member]
Concentration percentage	17.00%	14.00%	13.00%
Supplier B [Member]
Concentration percentage	14.00%	13.00%	4.00%
Supplier C [Memebr]
Concentration percentage	11.00%	9.00%	13.00%
Supplier D [Memebr]
Concentration percentage	10.00%	10.00%	8.00%